[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


November 28, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Unit Trusts, Taxable Income Series 409

          File No. 333-181936  CIK #1537758

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on November 22, 2016.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.